VESSELS (Tables)	9 Months Ended
Sep. 30, 2018
VESSELS [Abstract]
Vessels, Net
All figures in USD ‘000	January 1 - September 30, 2018		January 1 - December 31, 2017
Vessels as of January 1	1,769,967		1,700,040
Additions Vessels	114,188		69,927
Disposals Vessels	(548,435)		-
Drydocking as of January 1	119,303		99,153
Additions Drydocking	7,006		20,150
Disposals Drydocking	(68,043)		0
Total Vessels and Drydocking	1,393,985		1,889,270
Less Accumulated Depreciation	(440,237	)*	(842,977)
Less Accumulated Impairment Loss on Vessels	(19,128	)**	(110,480)
Vessels, net	934,620		935,813

*Depreciation charges of $447.2 million related to vessels disposed of in 2018 is excluded
** Impairment charges of $2.2 million related to vessels disposed of in 2018 is excluded